UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2023—May 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

New Jersey Long-Term Tax-Exempt Fund Admiral™ Shares - VNJUX

New Jersey Long-Term Tax-Exempt Fund Investor Shares - VNJTX

Vanguard New Jersey Long-Term Tax-Exempt Fund

Admiral™ Shares (VNJUX)

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	7.3%
1 to 3 Years	4.3%
3 to 5 Years	4.0%
5 to 10 Years	13.3%
10 to 20 Years	38.5%
20 to 30 Years	29.5%
Greater than 30 Years	4.0%
Other Assets and Liabilities — Net	(0.9%)

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$2,423
Number of Portfolio Holdings	909
Portfolio Turnover Rate	19%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR514

Vanguard New Jersey Long-Term Tax-Exempt Fund

Investor Shares (VNJTX)

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	7.3%
1 to 3 Years	4.3%
3 to 5 Years	4.0%
5 to 10 Years	13.3%
10 to 20 Years	38.5%
20 to 30 Years	29.5%
Greater than 30 Years	4.0%
Other Assets and Liabilities — Net	(0.9%)

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$2,423
Number of Portfolio Holdings	909
Portfolio Turnover Rate	19%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR14

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2024
Vanguard New Jersey Long-Term Tax-Exempt Fund

Contents
Financial Statements	1

New Jersey Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.9%)
New Jersey (91.2%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/26	200	201
[1]	Atlantic City Board of Education GO	4.000%	4/1/27	210	212
[1]	Atlantic City Board of Education GO	4.000%	4/1/28	230	233
[1]	Atlantic City Board of Education GO	4.000%	4/1/29	215	218
[1]	Atlantic City Board of Education GO	4.000%	4/1/30	170	172
[1]	Atlantic City Board of Education GO	4.000%	4/1/31	175	177
[1]	Atlantic City Board of Education GO	4.000%	4/1/32	175	176
[1]	Atlantic City Board of Education GO	4.000%	4/1/33	180	181
[1]	Atlantic City Board of Education GO	4.000%	4/1/34	150	151
[2]	Atlantic City NJ GO	5.000%	3/1/32	750	772
[2]	Atlantic City NJ GO	5.000%	3/1/37	4,420	4,535
[1]	Atlantic City NJ GO	5.000%	3/1/37	1,010	1,036
[2]	Atlantic City NJ GO	5.000%	3/1/42	710	722
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/24	125	125
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/28	250	262
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/29	200	212
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/35	350	378
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/36	275	275
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/37	710	705
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/38	350	345
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/39	300	293
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/40	600	581
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/41	525	505
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/47	1,180	1,092
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/53	1,670	1,498
[1]	Atlantic County Improvement Authority Government Fund/Grant Revenue	4.000%	7/1/46	5,000	4,698
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/28	3,000	3,096
	Atlantic County NJ GO	2.000%	6/1/35	1,160	881
	Atlantic County NJ GO	2.000%	6/1/38	785	553
	Atlantic County NJ GO	2.000%	6/1/39	1,310	900
	Bergen County Improvement Authority Lease (Non-Terminable) Revenue	4.000%	10/15/42	4,705	4,748
	Bergen County NJ GO	3.000%	7/15/35	2,460	2,219
	Bergenfield Borough NJ BAN GO	4.250%	3/26/25	1,163	1,163
	Bergenfield Borough NJ GO	3.000%	8/1/40	1,645	1,381
	Bergenfield Borough NJ GO	3.000%	8/1/41	1,645	1,364
	Bergenfield Borough NJ GO	3.000%	8/1/42	1,645	1,354
	Bridgewater-Raritan Regional School District GO	3.000%	7/15/43	6,655	5,462
	Burlington NJ GO	3.000%	5/1/33	1,745	1,575
	Burlington NJ GO	3.000%	5/1/34	1,790	1,600
	Burlington Township NJ GO	4.125%	10/1/42	690	695
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/52	1,325	1,406
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/62	5,075	5,357
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/32	570	585
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/52	1,865	1,793
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/62	3,520	3,315
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/36	3,310	3,365
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/32	515	536
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/34	500	520
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/36	80	81
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/38	715	719
	Camden County NJ GO	3.000%	3/1/33	550	497
	Cape May NJ GO	2.375%	10/1/32	3,815	3,246
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/28	2,000	2,011

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/29	2,500	2,513
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/30	2,950	2,965
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/31	1,500	1,507
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/32	1,450	1,456
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	4.000%	11/1/34	120	118
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/39	5,000	5,008
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/44	11,930	11,936
[1]	Clifton Board of Education GO	2.000%	8/15/40	3,550	2,366
[1]	Clifton Board of Education GO	2.125%	8/15/42	1,850	1,204
[1]	Clifton Board of Education GO	2.125%	8/15/43	1,155	738
[1]	Clifton Board of Education GO	2.250%	8/15/45	7,940	5,005
[2]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/54	5,105	4,704
	East Brunswick Township Board of Education GO	4.000%	5/15/33	350	359
	East Brunswick Township Board of Education GO	3.000%	5/15/37	620	526
	East Brunswick Township Board of Education GO	3.000%	5/15/38	500	419
	East Brunswick Township Board of Education GO	3.000%	5/15/39	730	609
	East Brunswick Township Board of Education GO	3.000%	5/15/40	755	622
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/32	795	858
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/33	610	658
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/34	400	350
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/35	400	346
[2]	East Rutherford Board of Education GO	2.250%	7/15/41	668	451
	Edgewater Borough NJ GO	1.000%	2/15/34	1,105	812
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/30	165	163
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/38	545	516
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/46	815	725
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/51	1,100	948
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/56	4,925	4,156
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/60	1,000	823
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/40	1,575	1,450
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/60	3,850	3,170
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/38	735	737
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	250	270
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/37	300	300
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/38	615	606
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/39	635	621
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/40	665	648
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/41	690	667
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,050	992
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,500	5,092
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	3,125	2,855
	Essex County NJ GO	2.000%	9/1/33	1,905	1,515
	Essex County NJ GO	3.000%	8/15/34	1,495	1,370
	Essex County NJ GO	3.000%	8/15/36	1,880	1,686
	Essex County NJ GO	2.000%	9/1/36	1,250	933
	Essex County NJ GO	2.000%	9/1/37	2,035	1,477
	Essex County NJ GO	2.000%	9/1/47	3,900	2,252
	Ewing Township Board of Education GO	4.000%	7/15/34	3,040	3,062
	Ewing Township Board of Education GO	4.000%	7/15/35	3,045	3,064
	Fanwood Borough NJ GO	4.250%	2/28/25	1,000	1,002
	Flemington Raritan Regional Board of Education GO	3.000%	9/1/39	1,950	1,641
	Fort Lee Borough NJ GO	2.000%	11/1/33	2,715	2,153
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/46	5,500	5,696
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	5,050	5,294
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	6,535	5,502
	Gloucester County Improvement Authority College & University Revenue (Rowan University Business and Engineering School Projects)	5.000%	7/1/44	930	935
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park and Student Center Projects)	5.000%	7/1/33	275	297
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park and Student Center Projects)	5.000%	7/1/34	350	378
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park and Student Center Projects)	5.000%	7/1/36	1,000	1,078
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park and Student Center Projects)	4.000%	7/1/38	1,750	1,752
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park and Student Center Projects)	4.000%	7/1/39	1,340	1,340
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park and Student Center Projects)	4.000%	7/1/40	650	645

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park and Student Center Projects)	4.000%	7/1/51	2,500	2,358
	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Projects)	5.000%	7/1/31	1,950	1,973
	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Projects)	5.000%	7/1/32	1,775	1,796
	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Projects)	5.000%	7/1/33	2,275	2,302
	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Projects)	5.000%	7/1/34	1,200	1,215
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/30	1,200	1,237
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/36	725	798
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/37	725	738
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/38	640	648
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/38	1,150	1,253
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/39	575	580
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/39	650	706
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/40	1,250	1,351
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/41	1,150	1,240
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/42	700	754
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/43	1,000	1,072
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/44	1,000	1,068
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/49	4,000	4,220
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/54	3,500	3,673
[2]	Harrison NJ GO	4.000%	3/1/38	330	331
	Hoboken NJ GO	3.000%	2/15/51	1,455	1,119
	Hoboken NJ GO	3.000%	2/15/52	1,455	1,111
	Howell Township NJ GO	2.000%	10/1/36	1,980	1,458
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/41	5,565	5,659
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	7,150	7,270
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/34	2,000	1,798
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/35	2,000	1,776
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/36	2,000	1,757
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/37	2,000	1,725
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/38	2,000	1,698
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/39	2,000	1,676
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/41	4,500	4,457
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	10,000	9,379
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/37	1,370	1,397
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,313
	Hudson County NJ GO	2.000%	11/15/34	1,775	1,368
	Hudson County NJ GO	2.000%	11/15/35	1,000	757
	Hudson County NJ GO	2.125%	11/15/36	1,920	1,445
	Hudson County NJ GO	2.125%	11/15/37	1,000	734
	Hudson County NJ GO	2.250%	11/15/38	1,520	1,107
	Hudson County NJ GO	2.375%	11/15/39	1,000	729
	Hudson County NJ GO	2.375%	11/15/40	1,000	716
	Hudson County NJ GO	3.000%	11/15/41	1,700	1,355
[1]	Jersey City Board of Education GO	5.000%	8/15/38	350	390
[1]	Jersey City Board of Education GO	5.000%	8/15/39	450	498
[1]	Jersey City Board of Education GO	4.000%	8/15/40	650	651
[1]	Jersey City Board of Education GO	4.000%	8/15/41	500	501
[1]	Jersey City Board of Education GO	4.125%	8/15/42	875	884
[1]	Jersey City Board of Education GO	4.125%	8/15/43	625	628
[1]	Jersey City Board of Education GO	4.125%	8/15/44	1,150	1,154
[1]	Jersey City Municipal Utilities Authority Water Revenue	5.000%	10/15/49	2,000	2,147
[1]	Jersey City Municipal Utilities Authority Water Revenue	5.250%	10/15/54	1,455	1,584
	Jersey City Municipal Utilities Authority Water Revenue (New Jersey Water Project Notes)	5.000%	5/1/25	1,000	1,008
	Jersey City NJ GO	5.000%	11/1/31	510	535
	Jersey City NJ GO	5.000%	11/1/33	415	434
	Jersey City NJ GO	4.000%	11/1/34	2,000	2,008
	Jersey City NJ GO	4.000%	11/1/35	1,170	1,174
[2]	Jersey City NJ GO	4.000%	10/1/37	2,860	2,901

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jersey City NJ GO	5.000%	11/1/37	1,000	1,040
	Jersey City NJ GO	3.000%	2/15/38	7,635	6,566
[2]	Jersey City NJ GO	4.125%	10/1/38	2,300	2,337
[2]	Jersey City NJ GO	4.375%	10/1/42	3,480	3,539
[2]	Jersey City NJ GO	4.375%	10/1/43	3,599	3,651
[1]	Kearny NJ GO	3.000%	2/1/30	1,680	1,568
[1]	Lenape Regional High School District GO	4.000%	1/1/41	3,750	3,665
[1]	Lenape Regional High School District GO	4.000%	1/1/42	2,795	2,722
[2]	Lindenwold Boro School District GO	3.000%	2/1/35	1,355	1,203
[2]	Lindenwold Boro School District GO	4.000%	2/1/45	1,760	1,697
	Mercer County NJ GO	0.050%	2/15/32	5,000	3,526
[3]	Mercer County NJ GO TOB VRDO	3.900%	6/3/24	85,265	85,265
	Metuchen School District GO	4.000%	7/15/40	3,065	3,075
	Metuchen School District GO	4.000%	7/15/41	3,190	3,193
	Metuchen School District GO	4.000%	7/15/42	2,365	2,361
	Metuchen School District GO	4.000%	7/15/50	1,600	1,537
	Middlesex County Improvement Authority Auto Parking Revenue (New Brunswick Parking Deck Project)	4.000%	9/1/51	3,000	2,868
[4]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/53	31,000	32,900
	Middlesex Monroe Township Board of Education GO, Prere.	5.000%	3/1/25	3,000	3,032
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/34	1,800	1,805
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/36	50	51
	Monmouth County NJ GO	5.000%	7/15/34	580	625
	Monmouth Regional High School District GO	3.000%	2/1/32	1,255	1,166
	Monmouth Regional High School District GO	3.000%	2/1/33	1,015	931
	Monroe Township NJ GO	5.000%	1/15/29	425	458
	Monroe Township NJ GO	5.000%	1/15/33	460	501
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/30	2,000	2,054
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	1,025	1,043
	New Jersey Building Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/26	605	612
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	880	880
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	6,025	6,027
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	1,160	1,174
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	4,000	4,128
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	2,220	2,396
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/30	1,000	1,022
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	265	261
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,500	1,500
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,655	7,786
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	5,825	5,553
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	3,405	3,429
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	700	702
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	4,000	4,001
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	3,160	3,010
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	4,975
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	3,585	3,664
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	4,660	4,311
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/31	100	107
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/35	2,620	2,802
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/37	1,440	1,528
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/38	1,280	1,352
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/39	2,125	2,239
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/44	9,495	9,110
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/49	10,710	9,977
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/49	3,400	3,493
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	4,145	4,146
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	470	470
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	455	455
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	3,685	3,741
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,500	2,545
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	9,000	9,160
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,340	1,364
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	4,970	5,124
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	5,060	5,247

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	2,500	2,623
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,475	5,743
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/28	6,790	7,289
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	4.000%	6/15/29	1,030	1,003
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/39	825	816
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/49	1,110	1,037
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/54	1,455	1,342
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	4.000%	7/1/29	625	607
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/38	350	352
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/50	1,100	1,060
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/24	485	485
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/25	510	513
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/26	535	542
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/27	560	571
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/37	130	124
	New Jersey Economic Development Authority Charter School Aid Revenue (TEAM Academy Charter School Project)	5.000%	12/1/48	2,465	2,477
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	650	670
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/42	10,000	10,175
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	1,929
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/49	5,000	4,455
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	4,905	4,591
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	530	530
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,250	2,251
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	3,000	3,081
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,065	1,205
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/38	2,440	2,743
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	2,000	2,237
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	260	261
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/26	2,515	2,516
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/31	345	369
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/35	4,500	4,800
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/37	4,400	4,404
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/38	3,605	3,575
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/39	4,150	4,080
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	600	625
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	5,000	5,109
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	1,030	1,052
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	8,455	8,882
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,000	3,152
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	1,800	1,891
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/35	2,290	2,408
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	3,065	3,097
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,730	3,848
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/25	90	89
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,150	1,151
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,500	2,517
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	2,000	2,000
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	5,985	5,528
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,350	1,346
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,220	1,090

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	1,750	1,676
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	6,905	5,798
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	8,000	7,485
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye Inc. 2017 Project)	5.000%	6/1/32	2,345	2,420
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/27	6,000	6,244
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/28	6,000	6,331
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	130	131
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/26	2,960	2,967
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	2,175	2,203
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	465
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	935	963
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	3,000	3,056
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	295	301
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	250	237
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	490	505
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	565	581
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	4,000	4,073
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	490	496
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,165	1,175
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	10,265	10,512
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	6,250	6,371
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	2,150	2,203
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/32	285	286
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,000	1,049
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,845	2,930
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,147
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,305	2,360
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,890	2,947
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	420	441
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/33	390	390
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,500	2,609
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,340	2,408
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,170	3,208
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	430	434
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	97
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,475	2,524
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	680	713
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,825	1,908
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,485	1,555
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,500	2,610
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,340	2,406
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	850	858
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,475	1,504
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	81	81
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,130	1,181
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,485	1,526
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,143
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	1,175	906
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	1,800	1,802
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	775	737
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	4,975	5,215
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	3,285	3,426
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	2,250	2,276
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	2,350	1,756
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,100	1,143
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,340	1,351
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	930	958
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,980	2,041
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	750	818
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	2,000	1,411
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/39	600	577
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,050	1,076
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	5,180	5,184
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	2,000	1,371
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/40	1,000	949
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,670	2,450
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	1,230	1,239
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	3,025	2,024
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/41	850	816
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/41	2,000	2,205

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	515	371
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	750	724
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,080	2,101
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	3,000	3,295
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/43	4,000	4,428
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/43	2,155	2,351
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/44	1,400	1,524
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	12,640	12,771
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	440	387
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	6,100	5,311
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	850	800
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	2,845	2,187
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/49	1,400	1,104
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	6,395	4,520
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	9,450	8,155
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	2,850	2,733
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/52	1,125	1,023
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/53	7,000	6,710
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/54	12,000	13,188
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/24	200	200
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/28	275	287
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/29	400	422
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/30	280	298
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/31	275	296
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/32	250	270
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/33	275	297
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/34	350	319
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/35	225	204
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/36	375	375
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/37	820	724
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/38	300	294
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/39	770	655
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/40	275	229
[3]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	4.100%	6/3/24	4,800	4,800
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	10	10
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/39	2,810	3,074
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/40	2,000	2,172
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	1,750	1,893
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	1,140	1,229
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	1,250	1,343
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/48	2,120	2,160
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.250%	9/1/53	2,230	2,399
	New Jersey GO	5.000%	6/1/24	10,070	10,070
	New Jersey GO	4.000%	6/1/31	10,000	10,361
	New Jersey GO	2.000%	6/1/32	3,400	2,762
	New Jersey GO	3.000%	6/1/32	11,150	10,403
	New Jersey GO	2.000%	6/1/33	1,500	1,187
	New Jersey GO	2.000%	6/1/34	2,500	1,937
	New Jersey GO	2.250%	6/1/34	2,785	2,241
	New Jersey GO	2.000%	6/1/35	1,500	1,141
	New Jersey GO	2.000%	6/1/36	1,500	1,114
	New Jersey GO	2.000%	6/1/37	1,500	1,084
	New Jersey GO, Prere.	5.000%	6/1/25	4,590	4,659
	New Jersey GO, Prere.	5.000%	6/1/25	2,760	2,801
	New Jersey GO, Prere.	5.000%	6/1/27	4,000	4,197
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/28	1,225	1,282
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/38	2,035	2,098
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	190	190
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	55	55
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,100	2,121
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,560	1,574
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/29	465	446
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,335	1,349
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,950	1,970
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,100	1,111
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,530	1,622
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,850	1,869
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	500	502

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,212
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	310
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,445	2,535
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,695	1,522
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,455	2,605
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/33	3,620	3,078
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,220	1,246
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,080	5,192
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,305	3,506
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,002
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,340	2,392
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,533
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,370	2,224
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,725	2,783
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,040	2,165
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,100	1,102
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,190	2,238
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,531
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,009
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	750	769
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,925	7,173
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,500	2,572
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,532
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/36	2,000	1,512
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,750	3,776
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,022
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,365	2,436
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,500	1,528
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,670	4,680
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,755	6,973
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,600	3,698
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,645	1,665
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,130	926
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,360	4,340
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,380	1,394
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,500	2,576
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	1,030	832
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,955	3,915
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	7,000	7,038
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	13,000	13,376
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	6,990	7,107
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	3,240	2,563
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,075	4,080
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	8,000	7,788
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	2,625	2,054
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	4,335	4,182
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	12,500	12,166
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,000	997
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,000	989
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	6,000	6,605
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/43	2,000	2,214
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/43	8,010	8,034
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,390	9,915
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	285	286
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/44	2,000	2,203
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	9,135	8,644
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.375%	7/1/46	2,500	1,552
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/46	6,480	4,882
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,640	2,666
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	15,675	14,436
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	17,965	15,644
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/49	10,400	8,035
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.625%	7/1/51	3,235	2,036
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	10,175	7,393
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	13,130	9,508
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	22,730	21,002
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/52	3,280	2,589
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	5,000	5,056
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	7/1/54	5,000	4,779
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/54	6,000	6,497

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/57	5,000	5,045
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.700%	6/5/24	5,900	5,900
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	6/6/24	2,100	2,100
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.360%	6/6/24	900	900
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.360%	6/6/24	7,960	7,960
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/26	65	67
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	700	700
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	800	801
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,615	1,616
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,415	1,416
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,050	4,053
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,165	1,195
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	800	821
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,025
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,875	2,946
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,745	2,813
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.600%	5/1/26	5,750	5,668
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	6,355	5,801
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/35	6,825	6,272
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	11/1/36	1,150	894
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/37	2,965	2,931
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/38	1,500	1,400
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/39	4,830	4,454
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	2,030	1,466
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/40	2,150	1,516
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,000	711
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/42	5,925	5,956
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/43	1,100	999
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	10/1/44	3,000	3,017
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/45	800	535
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	636
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/45	1,000	849
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/46	3,825	2,455
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	10/1/46	3,525	3,463
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	1,000	690
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/47	675	622
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/48	825	751
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/49	2,200	1,993
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	865	635
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.700%	10/1/50	5,750	5,695
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	11,020	11,034
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/50	1,000	624
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	13,970	13,591
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/51	1,000	659
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/52	4,895	3,078
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	2,700	2,556
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	12,150	12,375
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/53	500	447
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/55	6,000	6,446
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/56	1,000	633
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	1,000	631
[7]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.250%	12/20/65	5,100	5,176
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Center City Project)	5.000%	6/1/25	4,000	4,023
[7]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	4.080%	12/1/25	2,665	2,660
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.380%	6/6/24	4,005	4,005
[8]	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/44	800	885
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.125%	9/1/46	1,720	1,062
[8]	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/46	2,000	2,195
[8]	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/49	2,065	2,244
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.250%	9/1/51	2,500	1,472
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/52	2,230	2,383
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/40	2,705	1,841
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/46	6,655	3,993
	New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/50	5,530	3,296
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/31	925	989
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/33	330	353
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	6,605	6,651
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	8,975	9,004
	New Jersey Rutgers State University College & University Revenue VRDO	4.040%	6/3/24	8,505	8,505

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey State Transportation Trust Fund Appropriations Revenue (Transportation Program)	5.250%	6/15/50	10,735	11,498
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,215	1,190
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	710	695
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,440	1,358
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,485	1,400
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	4,015	3,643
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	6,020	5,462
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,075	4,173
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,580	6,729
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,075	900
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,705	3,939
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	755	633
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,805	5,931
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,270	1,299
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	5,060	4,085
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	4,000	4,083
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,550	10,771
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,335	1,339
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	9,000	9,176
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	10,000	7,424
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	8,070	5,991
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,025	2,049
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	10,000	7,165
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	870	618
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	1,000	1,070
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	1,000	1,070
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	285	187
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	3,250	3,417
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	875	518
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	6,775	4,010
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	8,335	4,681
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,700	1,516
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,610	2,580
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	8,370	4,457
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,250	675
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,485	3,501
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	2,195	2,302
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	1,800	1,759
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	5,180	2,452
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,000	2,909
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	6,000	5,885
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	355	360
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	2,000	2,028
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.625%	6/15/30	1,075	1,083
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	1,000	1,054
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	400	405
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	1,815	1,819
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	5,390	5,319
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	6,600	6,400
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	5,000	4,826
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	16,320	15,500
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	1,500	1,087
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	14,150	13,090
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/50	2,000	2,170
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	3.510%	6/6/24	4,500	4,500
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	1,000	1,000
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	2,000	2,012
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	2,952
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	1,000	878
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	2,715	2,591
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	7,660	7,874
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	12,755	12,084
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	13,145	11,031
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,040	4,376
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	2,365	2,188
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	1,000	1,042
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	6,000	6,024
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	2,250	1,599
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	12,000	6,390
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	4,080	2,055

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	100	98
[9,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	825	750
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/32	1,825	1,308
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	175	95
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	2,000	2,001
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,600	2,724
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	150	157
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	145	146
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,100	3,246
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	2,000	2,001
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	30	31
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	1,250	1,309
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	5,000	5,063
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,019
[8]	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	5,205
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/36	650	654
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	3,890	4,044
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	1,945	2,018
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/40	2,650	2,645
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	8,500	8,744
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	14,360	14,379
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	5,000	5,008
[8]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	10,000	10,748
	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/43	8,000	8,130
[8]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	10,000	10,704
[8]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	5,000	5,328
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	971
[8]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	10,500	11,149
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	7,555	7,614
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	2,010	2,080
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	19,800	18,787
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	6,000	6,494
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/54	10,000	9,606
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/54	5,000	5,436
[2]	Newark Board of Education GO	5.000%	7/15/31	500	541
[2]	Newark Board of Education GO	5.000%	7/15/32	875	944
[2]	Newark Board of Education GO	5.000%	7/15/33	520	560
[2]	Newark Board of Education GO	4.000%	7/15/35	500	503
[2]	Newark Board of Education GO	4.000%	7/15/36	475	476
[2]	Newark Board of Education GO	4.000%	7/15/37	450	450
[2]	Newark Board of Education GO	3.000%	7/15/38	1,350	1,116
[2]	Newark Board of Education GO	3.000%	7/15/39	1,550	1,255
[2]	Newark Board of Education GO	3.000%	7/15/40	3,025	2,392
[2]	Newark Board of Education GO	3.000%	7/15/41	3,855	3,003
[2]	Newark Board of Education GO	3.000%	7/15/42	800	617
[5]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	2,500	2,639
	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	4.000%	1/1/37	8,600	8,612
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	3,920	4,252
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	9,370	10,474
[1]	Newark Parking Authority Lease (Non-Terminable) (Office Facility/Office Project) Revenue	5.250%	2/1/43	1,075	1,120
[1]	Newark Parking Authority Lease (Non-Terminable) (Office Facility/Office Project) Revenue	5.500%	2/1/51	1,600	1,673
[1]	North Bergen Township Board of Education GO	4.000%	7/15/41	910	911
	North Brunswick Township Board of Education GO	3.250%	8/15/31	395	373
	North Brunswick Township Board of Education GO	3.375%	8/15/37	1,695	1,532
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/37	1,485	1,666
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/38	1,000	1,105
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/39	1,100	1,204
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/40	1,100	1,196
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/41	1,000	1,090
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/42	1,045	1,143
	Ocean City NJ GO	2.250%	9/15/32	2,370	1,977
	Ocean County NJ GO	4.375%	11/1/41	3,405	3,578
	Ocean County NJ GO	4.375%	11/1/42	3,555	3,720
	Orange Township NJ BAN GO	4.750%	5/29/25	2,000	2,015
	Parsippany-Troy Hills Township NJ GO	4.000%	11/1/41	1,750	1,763
	Parsippany-Troy Hills Township NJ GO	4.000%	11/1/42	1,750	1,760
	Parsippany-Troy Hills Township NJ GO	4.000%	11/1/43	1,680	1,683
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/42	2,500	2,588
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts and Science Charter School Project)	4.250%	7/1/33	570	568

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts and Science Charter School Project)	5.250%	7/1/43	1,340	1,371
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts and Science Charter School Project)	5.375%	7/1/53	1,000	1,014
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts and Science Charter School Project)	5.500%	7/1/58	1,000	1,018
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/33	720	729
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/33	110	113
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/34	125	128
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/36	145	128
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/37	150	131
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/44	755	601
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/34	1,000	1,048
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/35	1,200	1,257
	Passaic County NJ GO	3.000%	5/1/32	540	503
	Passaic County NJ GO	1.000%	12/1/35	1,675	1,170
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/36	1,495	1,262
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/37	1,935	1,603
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/38	970	790
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/39	500	403
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/41	360	392
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/43	800	864
[2]	Perth Amboy NJ GO	5.000%	3/15/29	690	741
[2]	Perth Amboy NJ GO	5.000%	3/15/30	600	654
[2]	Perth Amboy NJ GO	5.000%	3/15/31	750	828
	Plumsted Township NJ BAN GO	4.875%	1/22/25	1,296	1,302
	Rancocas Valley Regional High School District GO	3.000%	3/15/39	1,300	1,089
	Rancocas Valley Regional High School District GO	3.000%	3/15/40	1,300	1,073
[2]	Salem County NJ GO	3.000%	6/15/33	270	243
	Salem County NJ GO	2.000%	6/15/36	1,680	1,251
	Salem County NJ GO	2.000%	6/15/37	1,835	1,330
[2]	Sayreville Borough NJ GO	4.000%	1/15/42	2,160	2,143
	Somerville Borough NJ BAN GO	4.000%	1/28/25	2,500	2,500
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,915	1,953
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/39	2,910	2,955
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/49	2,450	2,495
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	200	211
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,140	1,202
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	500	534
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	450	451
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	500	534
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	500	534
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	750	752
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	500	534
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	500	534
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	2,870	2,873
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	1,000	1,055
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	2,125	2,028
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/40	1,250	1,313
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	3,250	3,429
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	1,750	1,833
	South Jersey Transportation Authority Highway Revenue	4.500%	11/1/42	2,000	2,013
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,975	9,227
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	3,525	3,682
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	2,635	2,648
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	12,235	10,947
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	3,265	3,091
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	5,300	5,558
[2]	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	3,650	3,888
	South Orange & Maplewood School District GO	2.250%	11/1/37	1,120	829
	South Orange & Maplewood School District GO	3.000%	8/15/38	1,125	957
	South Orange & Maplewood School District GO	2.250%	11/1/38	1,000	728
	South Orange & Maplewood School District GO	2.000%	8/15/40	1,550	1,028
	South Orange & Maplewood School District GO	2.125%	8/15/41	1,525	1,010
	South Orange & Maplewood School District GO	2.500%	11/1/42	3,100	2,168
	Southampton Township NJ BAN GO	4.500%	3/19/25	1,195	1,199
	Springfield NJ Township School District GO	4.000%	5/1/40	885	890
	Sussex County Municipal Utilities Authority Resource Recovery Revenue (Landfill Expansion Project)	3.000%	12/1/41	1,100	904
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,650	1,667
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,405	1,437

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,310	2,428
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,578
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,535	1,616
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,750	3,947
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,850	2,997
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,750	2,890
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,920	3,063
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,000	2,092
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,100	3,072
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	6,800	7,077
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	15,080	15,336
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	6,810	6,854
Toms River Board of Education GO	3.000%	7/15/36	1,815	1,607
Toms River Board of Education GO	3.000%	7/15/37	1,825	1,592
Toms River Township NJ GO	4.000%	6/1/38	1,190	1,210
Trenton NJ GO	4.500%	5/29/25	3,195	3,210
Union County Improvement Authority Lease (Non-Terminable) Revenue (Union County Administration Complex Project)	4.125%	4/15/54	2,500	2,417
Union County NJ GO	4.000%	3/1/32	3,000	3,094
Union Township NJ/Union County GO	1.000%	8/1/32	1,094	826
Vineland NJ GO	4.000%	11/1/40	2,600	2,618
Vineland NJ GO	4.000%	11/1/41	2,600	2,620
Vineland NJ GO	4.000%	11/1/42	2,300	2,313
Washington NJ Board of Education GO	4.000%	8/15/42	1,140	1,143
West Deptford Township NJ GO	3.000%	2/15/32	640	584
West Windsor-Plainsboro Regional School District GO	2.375%	8/1/36	3,325	2,644
				2,210,525
Delaware (1.0%)
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	170	188
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	1,000	896
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	1,000	881
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	170	187
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	300	331
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	1,000	859
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	350	384
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	170	187
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	1,000	836
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	170	186
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	650	724
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	600	668
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/39	1,000	1,004
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	163
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	750	829
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	700	774
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/40	700	699
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	170	184
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	500	549
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	650	714
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/41	450	446
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	185	199
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	1,440	1,569
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	750	817
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/42	750	741
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	170	182
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	1,500	1,628
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	1,000	1,086
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/43	1,500	1,622
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/43	750	811
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/44	1,745	1,880
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/44	700	754
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/46	1,000	971
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/49	1,000	1,065
				25,014
Guam (0.2%)
Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	200	196
Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,750	1,623
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,135	1,138
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	1,355	1,359
				4,316

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York (4.2%)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	790	820
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	5,000	4,758
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,560	5,998
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,140	3,180
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,310	1,319
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	3,800	3,979
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	4,000	4,053
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	1,985	2,237
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	1,002
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	3,560	3,587
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	2,695	2,878
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	1,380	1,551
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,150	3,113
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	935	929
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/40	1,000	1,114
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/41	1,000	1,105
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	4,000	4,394
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	1,730	1,893
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	2,500	2,425
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	3,315	3,558
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	3,740	3,872
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	8,000	7,725
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	5,000	5,325
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	2,000	2,161
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	8,000	8,540
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	3,000	3,203
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/54	2,000	2,146
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,500	2,633
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	10,405	10,806
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	2,500	2,318
					102,622
Ohio (0.2%)
[12]	FHLMC Multifamily Certificates Revenue	3.350%	6/1/38	4,264	3,793
Pennsylvania (2.6%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	2,250	2,341
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	135	145
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/34	1,660	1,647
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	1,000	1,040
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	135	145
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	175	188
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	2,260	2,349
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	155	166
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	5,490	5,710
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	150	161
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/38	215	229
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/39	170	180
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	17,000	17,610
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	5,500	5,603
	Delaware River Port Authority Highway Revenue	5.000%	1/1/31	1,730	1,852
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,040	12,067
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	1,000	1,065
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	3,900	4,151
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	3,500	3,718
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	2,500	2,502
					62,869
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	149	149
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	3,283	3,310
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	1,862	1,945
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,546	2,737
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,358	3,737
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	657	435
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	2,659	2,653
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	788	772
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	285	276
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	380	352
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	84	76

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,080	1,134
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	526
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,250	1,321
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	285	297
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	188	187
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,759	1,567
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	580	479
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,001	761
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	305	213
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	7,088	7,042
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	1,435	1,419
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,134	1,118
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	2,303	2,295
					34,801
Total Tax-Exempt Municipal Bonds (Cost $2,538,125)					2,443,940
Total Investments (100.9%) (Cost $2,538,125)					2,443,940
Other Assets and Liabilities—Net (-0.9%)					(20,725)
Net Assets (100%)					2,423,215
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, the aggregate value was $117,182,000, representing 4.8% of net assets.
4	Securities with a value of $166,000 have been segregated as initial margin for open futures contracts.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2024.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2024	151	15,975	(22)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2024	(42)	(5,142)	25
				3

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,538,125)	2,443,940
Investment in Vanguard	74
Cash	40
Receivables for Investment Securities Sold	9,228
Receivables for Accrued Income	34,918
Receivables for Capital Shares Issued	3,118
Other Assets	102
Total Assets	2,491,420
Liabilities
Payables for Investment Securities Purchased	63,582
Payables for Capital Shares Redeemed	2,512
Payables for Distributions	2,003
Payables to Vanguard	106
Variation Margin Payable—Futures Contracts	2
Total Liabilities	68,205
Net Assets	2,423,215
At May 31, 2024, net assets consisted of:

Paid-in Capital	2,556,806
Total Distributable Earnings (Loss)	(133,591)
Net Assets	2,423,215

Investor Shares—Net Assets
Applicable to 24,478,048 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	273,077
Net Asset Value Per Share—Investor Shares	$11.16

Admiral Shares—Net Assets
Applicable to 192,733,589 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,150,138
Net Asset Value Per Share—Admiral Shares	$11.16

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2024
($000)
Investment Income
Income
Interest	43,644
Total Income	43,644
Expenses
The Vanguard Group—Note B
Investment Advisory Services	122
Management and Administrative—Investor Shares	204
Management and Administrative—Admiral Shares	787
Marketing and Distribution—Investor Shares	10
Marketing and Distribution—Admiral Shares	54
Custodian Fees	6
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	12
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	1,211
Expenses Paid Indirectly	(6)
Net Expenses	1,205
Net Investment Income	42,439
Realized Net Gain (Loss)
Investment Securities Sold	(2,894)
Futures Contracts	(4)
Realized Net Gain (Loss)	(2,898)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(9,931)
Futures Contracts	(7)
Change in Unrealized Appreciation (Depreciation)	(9,938)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,603

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	42,439	79,541
Realized Net Gain (Loss)	(2,898)	(22,374)
Change in Unrealized Appreciation (Depreciation)	(9,938)	50,441
Net Increase (Decrease) in Net Assets Resulting from Operations	29,603	107,608
Distributions
Investor Shares	(4,696)	(8,607)
Admiral Shares	(37,123)	(69,989)
Total Distributions	(41,819)	(78,596)
Capital Share Transactions
Investor Shares	6,664	14,454
Admiral Shares	58,728	79,712
Net Increase (Decrease) from Capital Share Transactions	65,392	94,166
Total Increase (Decrease)	53,176	123,178
Net Assets
Beginning of Period	2,370,039	2,246,861
End of Period	2,423,215	2,370,039

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.21	$11.06	$12.75	$12.66	$12.49	$11.78
Investment Operations
Net Investment Income[1]	.195	.376	.345	.342	.375	.402
Net Realized and Unrealized Gain (Loss) on Investments	(.053)	.146	(1.614)	.190	.242	.758
Total from Investment Operations	.142	.522	(1.269)	.532	.617	1.160
Distributions
Dividends from Net Investment Income	(.192)	(.372)	(.344)	(.342)	(.375)	(.403)
Distributions from Realized Capital Gains	—	—	(.077)	(.100)	(.072)	(.047)
Total Distributions	(.192)	(.372)	(.421)	(.442)	(.447)	(.450)
Net Asset Value, End of Period	$11.16	$11.21	$11.06	$12.75	$12.66	$12.49
Total Return[2]	1.25%	4.81%	-10.06%	4.26%	5.07%	10.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$273	$268	$250	$305	$281	$290
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.42%	3.39%	2.99%	2.68%	3.04%	3.28%
Portfolio Turnover Rate	19%	36%	38%	23%	31%	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.21	$11.06	$12.75	$12.66	$12.49	$11.78
Investment Operations
Net Investment Income[1]	.199	.385	.354	.353	.385	.413
Net Realized and Unrealized Gain (Loss) on Investments	(.053)	.146	(1.614)	.189	.242	.757
Total from Investment Operations	.146	.531	(1.260)	.542	.627	1.170
Distributions
Dividends from Net Investment Income	(.196)	(.381)	(.353)	(.352)	(.385)	(.413)
Distributions from Realized Capital Gains	—	—	(.077)	(.100)	(.072)	(.047)
Total Distributions	(.196)	(.381)	(.430)	(.452)	(.457)	(.460)
Net Asset Value, End of Period	$11.16	$11.21	$11.06	$12.75	$12.66	$12.49
Total Return[2]	1.29%	4.89%	-9.99%	4.34%	5.16%	10.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,150	$2,102	$1,997	$2,453	$2,268	$2,208
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.50%	3.47%	3.07%	2.76%	3.12%	3.36%
Portfolio Turnover Rate	19%	36%	38%	23%	31%	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

New Jersey Long-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2024, the fund had contributed to Vanguard capital in the amount of $74,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,443,940	—	2,443,940
Derivative Financial Instruments
Assets
Futures Contracts[1]	25	—	—	25
Liabilities
Futures Contracts[1]	22	—	—	22
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of May 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,540,138
Gross Unrealized Appreciation	19,090
Gross Unrealized Depreciation	(115,285)
Net Unrealized Appreciation (Depreciation)	(96,195)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2023, the fund had available capital losses totaling $36,277,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2024, the fund purchased $543,327,000 of investment securities and sold $448,610,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2024, such purchases were  $60,075,000 and sales were $7,555,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

New Jersey Long-Term Tax-Exempt Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2024		Year Ended November 30, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	46,071	4,047	78,214	7,043
Issued in Lieu of Cash Distributions	3,948	348	7,207	650
Redeemed	(43,355)	(3,814)	(70,967)	(6,407)
Net Increase (Decrease)—Investor Shares	6,664	581	14,454	1,286
Admiral Shares
Issued	177,886	15,651	440,533	39,907
Issued in Lieu of Cash Distributions	26,076	2,296	49,223	4,442
Redeemed	(145,234)	(12,791)	(410,044)	(37,244)
Net Increase (Decrease)—Admiral Shares	58,728	5,156	79,712	7,105
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in these financial statements.
Q142 072024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard New Jersey Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)         Not applicable.

(a)(2)         Certifications filed herewith.

(a)(2)         Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 23, 2024

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 23, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.